Loans and Allowance for Credit Losses (Aging Analysis) (Details) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 711,205
1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	16,841
Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	13,628
Commercial | Current | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	266,915
Commercial | Current | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	108,618
Commercial | 1-3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	305
Commercial | 1-3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0
Commercial | Greater Than 3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	470
Commercial | Greater Than 3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0
Residential | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	16,094
Residential | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	948
Residential | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	214
Card | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	16,816
Card | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	4,270
Card | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	1,973
Krungsri | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	298,694
Krungsri | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	10,727
Krungsri | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	10,783
Other | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	4,068
Other | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	591
Other | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 188